Cover	Aug. 26, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 26, 2022
Entity File Number	333-216465
Entity Registrant Name	VITASPRING BIOMEDICAL CO. LTD.
Entity Central Index Key	0001697884
Entity Tax Identification Number	37-1836726
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	400 Spectrum Center Drive
Entity Address, Address Line Two	Suite 1620
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	949
Local Phone Number	202-9235
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	VSBC
Security Exchange Name	NONE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false